Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	$ 1,347,709
Intangible assets other than goodwill, ending balance	1,419,347		$ 1,347,709
Cash-settled additions	53,132
Additions to intangible assets	239,850	$ 510,301
Operating Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions	186,718
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, ending balance	243,435
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, ending balance	628
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,144,240
Intangible assets other than goodwill, ending balance	1,175,284		1,144,240
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,788,109
Additions	175,218
Divestments and disposals	(353)
Effect of foreign currency exchange rate differences	(78,211)
Intangible assets other than goodwill, ending balance	1,884,763		1,788,109
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	217,600
Additions	49,807
Divestments and disposals	0
Effect of foreign currency exchange rate differences	(9,332)
Intangible assets other than goodwill, ending balance	258,075		217,600
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,114
Additions	0
Divestments and disposals	0
Effect of foreign currency exchange rate differences	(46)
Intangible assets other than goodwill, ending balance	1,068		1,114
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	1,569,395
Additions	125,411		218,031
Divestments and disposals	(353)
Effect of foreign currency exchange rate differences	(68,833)
Intangible assets other than goodwill, ending balance	1,625,620		1,569,395
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(440,400)
Divestments and disposals	303
Effect of foreign currency exchange rate differences	19,437
Amortization expense	(44,756)
Intangible assets other than goodwill, ending balance	(465,416)		(440,400)
Accumulated depreciation | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(14,856)
Divestments and disposals	0
Effect of foreign currency exchange rate differences	556
Amortization expense	(340)
Intangible assets other than goodwill, ending balance	(14,640)		(14,856)
Accumulated depreciation | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(389)
Divestments and disposals	0
Effect of foreign currency exchange rate differences	18
Amortization expense	(69)
Intangible assets other than goodwill, ending balance	(440)		(389)
Accumulated depreciation | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill, beginning balance	(425,155)
Divestments and disposals	303
Effect of foreign currency exchange rate differences	18,863
Amortization expense	(44,347)
Intangible assets other than goodwill, ending balance	$ (450,336)		$ (425,155)